OTHER CURRENT AND LONG-TERM LIABILITIES - Disclosure of detailed information about lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Lease liabilities [abstract]
Balance, September 30, 2024	$ 4,370
Acquisitions through business combinations (Note 26)	5,681
Lease payments	(1,878)
Interest expense on lease liabilities	554
Balance, September 30, 2025	8,727
Current portion (included in other liabilities)	(979)	$ (1,026)
Long-term lease liabilities	$ 7,748	$ 3,344